Schedule of Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Sep. 30, 2025	Sep. 30, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 1,338	$ 999	$ 1,550
Finished goods	124	436	175
Total inventory	$ 1,462	$ 1,435	$ 1,725